Cash and cash equivalents (Details Text) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Cash and balances with banks (Details Text)
Interbank investments	[1]	R$ 123,691,195	R$ 84,728,590
Loans and advances to banks
Cash and balances with banks (Details Text)
Interbank investments		R$ 17,334,522	R$ 81,983,717

[1]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.